Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.61%
Aerospace & Defense–1.96%
Airbus SE (France)	93,626	$21,435,649
Northrop Grumman Corp.	76,805	53,169,029
		74,604,678
Agricultural & Farm Machinery–1.17%
Deere & Co.	84,581	44,658,768
Apparel Retail–0.82%
Ross Stores, Inc.	165,208	31,166,489
Application Software–0.70%
Salesforce, Inc.	125,187	26,575,948
Asset Management & Custody Banks–1.75%
BlackRock, Inc.	38,025	42,547,694
KKR & Co., Inc., Class A	211,921	24,214,093
		66,761,787
Biotechnology–1.11%
AbbVie, Inc.	189,112	42,173,867
Building Products–1.30%
Johnson Controls International PLC	415,519	49,554,796
Cable & Satellite–0.81%
Comcast Corp., Class A	997,882	29,686,989
Versant Media Group, Inc.(b)	39,915	1,300,431
		30,987,420
Communications Equipment–2.25%
Cisco Systems, Inc.	1,095,743	85,818,592
Construction Materials–1.10%
CRH PLC	341,395	41,790,162
Consumer Staples Merchandise Retail–1.79%
Walmart, Inc.	573,319	68,305,226
Diversified Banks–12.27%
Bank of America Corp.	2,142,123	113,960,944
Citigroup, Inc.	514,657	59,550,961
Fifth Third Bancorp	672,125	33,754,118
JPMorgan Chase & Co.	450,416	137,777,750
PNC Financial Services Group, Inc. (The)	242,760	54,208,308
Wells Fargo & Co.	747,016	67,597,478
		466,849,559
Electric Utilities–2.56%
Entergy Corp.	500,817	48,023,342
PPL Corp.	1,358,459	49,244,139
		97,267,481
Electrical Components & Equipment–2.85%
Eaton Corp. PLC	196,307	68,986,206
Emerson Electric Co.	267,658	39,335,020
		108,321,226
Shares		Value
Electronic Manufacturing Services–0.53%
TE Connectivity PLC (Switzerland)	90,975	$20,267,410
Food Distributors–1.23%
Sysco Corp.	558,537	46,833,327
Health Care Distributors–0.69%
Cencora, Inc.	73,241	26,309,632
Health Care Equipment–2.73%
Abbott Laboratories	421,102	46,026,448
Medtronic PLC	560,554	57,714,640
		103,741,088
Health Care Services–1.75%
CVS Health Corp.	895,417	66,726,475
Home Improvement Retail–3.24%
Lowe’s Cos., Inc.	461,249	123,181,158
Hotels, Resorts & Cruise Lines–1.33%
Marriott International, Inc., Class A	160,569	50,627,406
Household Products–2.80%
Colgate-Palmolive Co.	467,556	42,215,631
Procter & Gamble Co. (The)	423,290	64,242,723
		106,458,354
Industrial Conglomerates–1.01%
Honeywell International, Inc.	169,544	38,574,651
Industrial Gases–1.65%
Linde PLC	137,667	62,909,689
Industrial Machinery & Supplies & Components–2.55%
Parker-Hannifin Corp.	103,897	97,230,968
Industrial REITs–1.41%
Prologis, Inc.	411,385	53,710,426
Insurance Brokers–0.73%
Marsh & McLennan Cos., Inc.	147,017	27,667,129
Integrated Oil & Gas–2.56%
Chevron Corp.	549,839	97,266,519
Integrated Telecommunication Services–1.71%
AT&T, Inc.	2,488,236	65,216,666
Investment Banking & Brokerage–1.85%
Charles Schwab Corp. (The)	678,195	70,478,024
Life Sciences Tools & Services–1.05%
Danaher Corp.	183,459	40,157,340
Managed Health Care–0.98%
UnitedHealth Group, Inc.	129,580	37,180,389
Movies & Entertainment–1.26%
Walt Disney Co. (The)	425,682	48,016,930
Multi-Utilities–3.55%
CMS Energy Corp.	727,569	52,013,908
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Multi-Utilities–(continued)
Public Service Enterprise Group, Inc.	666,784	$54,916,330
Sempra	322,153	28,030,533
		134,960,771
Oil & Gas Exploration & Production–1.48%
ConocoPhillips	540,721	56,359,350
Oil & Gas Storage & Transportation–1.55%
Williams Cos., Inc. (The)	879,632	59,164,048
Other Specialty Retail–0.71%
Tractor Supply Co.	530,612	26,997,539
Paper & Plastic Packaging Products & Materials–0.52%
Sonoco Products Co.(c)	410,222	19,690,656
Pharmaceuticals–5.57%
Bristol-Myers Squibb Co.	744,115	40,963,531
Johnson & Johnson	569,695	129,463,188
Merck & Co., Inc.	375,429	41,398,556
		211,825,275
Property & Casualty Insurance–4.22%
American International Group, Inc.	562,492	42,119,401
Chubb Ltd.	222,144	68,766,897
Hartford Insurance Group, Inc. (The)	366,942	49,559,186
		160,445,484
Rail Transportation–1.17%
Union Pacific Corp.	190,201	44,716,255
Restaurants–2.66%
McDonald’s Corp.	248,623	78,316,245
Yum! Brands, Inc.	147,202	22,889,911
		101,206,156
Semiconductor Materials & Equipment–3.11%
ASML Holding N.V., New York Shares (Netherlands)	27,592	39,263,416
Lam Research Corp.	338,976	79,137,337
		118,400,753
Semiconductors–3.00%
Broadcom, Inc.	94,493	31,305,531
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (Netherlands)	212,951	$48,156,739
Texas Instruments, Inc.	160,892	34,680,271
		114,142,541
Soft Drinks & Non-alcoholic Beverages–1.62%
Coca-Cola Co. (The)	821,948	61,489,930
Systems Software–1.64%
Microsoft Corp.	145,013	62,397,644
Telecom Tower REITs–1.11%
Crown Castle, Inc.	488,283	42,387,847
Tobacco–2.20%
Philip Morris International, Inc.	465,745	83,573,283
Total Common Stocks & Other Equity Interests (Cost $2,612,557,642)		3,715,147,112
Money Market Funds–2.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	29,569,422	29,569,422
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	54,904,915	54,904,915
Total Money Market Funds (Cost $84,474,337)		84,474,337
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $2,697,031,979)		3,799,621,449
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.41%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,336,003	4,336,003
Invesco Private Prime Fund, 3.80%(d)(e)(f)	11,261,487	11,264,865
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,600,868)		15,600,868
TOTAL INVESTMENTS IN SECURITIES–100.24% (Cost $2,712,632,847)		3,815,222,317
OTHER ASSETS LESS LIABILITIES—(0.24)%		(9,049,558)
NET ASSETS–100.00%		$3,806,172,759
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40,867,319	$188,029,784	$(199,327,681)	$-	$-	$29,569,422	$1,023,698
Invesco Treasury Portfolio, Institutional Class	75,886,724	349,198,171	(370,179,980)	-	-	54,904,915	1,881,792
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$68,976,196	$(64,640,193)	$-	$-	$4,336,003	$56,506*
Invesco Private Prime Fund	-	151,814,004	(140,553,022)	-	3,883	11,264,865	142,565*
Total	$116,754,043	$758,018,155	$(774,700,876)	$-	$3,883	$100,075,205	$3,104,561

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,693,711,463	$21,435,649	$—	$3,715,147,112
Money Market Funds	84,474,337	15,600,868	—	100,075,205
Total Investments	$3,778,185,800	$37,036,517	$—	$3,815,222,317
Invesco Dividend Income Fund